Deposit Deposit by Type (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Deposits
Noninterest-bearing Deposit Liabilities	$ 1,356,769	$ 1,234,615	$ 1,136,619
Interest-bearing Deposit Liabilities, Domestic		2,124,306	2,003,314
Market-based money market accounts		455,204	379,207
Savings and money market accounts, excluding market-based		3,759,045	3,457,351
Market-based time		901,053	854,388
Time, excluding market-based		1,791,540	1,852,175
Deposits	$ 10,803,743	$ 10,265,763	$ 9,683,054